Financial Instruments and Risk Management (Market risk - Linkage Terms of Monetary Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ (80)	$ 263
Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,084	2,181
Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	420	417
Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	172	91
Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,376	1,583
Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	94	55
Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	22	35
Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3,820	4,073
Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	858	512
Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	912	1,006
Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	180	198
Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,829	2,312
Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	45
US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(704)	(729)
US Dollar risk[Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	824	824
US Dollar risk[Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	78	41
US Dollar risk[Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	163	84
US Dollar risk[Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	523	659
US Dollar risk[Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	50	15
US Dollar risk[Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	10	25
US Dollar risk[Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,528	1,553
US Dollar risk[Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	483	161
US Dollar risk[Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	194	202
US Dollar risk[Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	42	49
US Dollar risk[Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	808	1,141
US Dollar risk[Member] | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(823)	(599)
Euro Currency Risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	298	368
Euro Currency Risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	10	17
Euro Currency Risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	2
Euro Currency Risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	261	329
Euro Currency Risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	22	18
Euro Currency Risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	2
Euro Currency Risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,178	1,160
Euro Currency Risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	143	137
Euro Currency Risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	225	229
Euro Currency Risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	82	91
Euro Currency Risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	689	659
Euro Currency Risk [Member] | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	39	44
Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	22	44
Gbp Currency Risk Member | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	74	81
Gbp Currency Risk Member | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	7
Gbp Currency Risk Member | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Gbp Currency Risk Member | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	58	73
Gbp Currency Risk Member | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Gbp Currency Risk Member | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Gbp Currency Risk Member | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	72	60
Gbp Currency Risk Member | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	24	18
Gbp Currency Risk Member | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	33	27
Gbp Currency Risk Member | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	1
Gbp Currency Risk Member | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	14
Gbp Currency Risk Member | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	704	880
Nis Currency Risk Member | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	83	102
Nis Currency Risk Member | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	1
Nis Currency Risk Member | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Nis Currency Risk Member | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	66	89
Nis Currency Risk Member | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	14	12
Nis Currency Risk Member | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Nis Currency Risk Member | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	803	1,030
Nis Currency Risk Member | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	199	178
Nis Currency Risk Member | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	308	372
Nis Currency Risk Member | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	27	27
Nis Currency Risk Member | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	269	453
Nis Currency Risk Member | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	311	323
BRL Currency Risk Member | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	428	346
BRL Currency Risk Member | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	65	30
BRL Currency Risk Member | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
BRL Currency Risk Member | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	355	308
BRL Currency Risk Member | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
BRL Currency Risk Member | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	7
BRL Currency Risk Member | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	131	134
BRL Currency Risk Member | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	7
BRL Currency Risk Member | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	91	103
BRL Currency Risk Member | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	14	15
BRL Currency Risk Member | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	19	8
BRL Currency Risk Member | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	215	258
Rmb Currency Risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	314	386
Rmb Currency Risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	230	306
Rmb Currency Risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	2
Rmb Currency Risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	78	78
Rmb Currency Risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Rmb Currency Risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Rmb Currency Risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	99	128
Rmb Currency Risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	10
Rmb Currency Risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	57	69
Rmb Currency Risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	11	15
Rmb Currency Risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	28	34
Rmb Currency Risk [Member] | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	195	86
Other [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	63	74
Other [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	15
Other [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	3
Other [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	35	47
Other [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	8
Other [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	1
Other [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	8
Other [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	1
Other [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	4
Other [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Other [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	3
Other [Member] | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Non-derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(1,736)	(1,892)
Non-derivative instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(704)	(729)
Non-derivative instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(880)	(792)
Non-derivative instruments [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	21
Non-derivative instruments [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(720)	(928)
Non-derivative instruments [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	297	212
Non-derivative instruments [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	215	258
Non-derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	54	66
Derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,656	2,155
Derivative instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	57	193
Derivative instruments [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	23
Derivative instruments [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,424	1,808
Derivative instruments [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	14	111
Derivative instruments [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	141	20
Swap Usd To Ils [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	344	462
Swap Usd To Ils [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	344	462
Swap Usd To Ils [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	62	302
Cylinder instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	45	47
Cylinder instruments [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	12
Cylinder instruments [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	240
Cylinder instruments [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	3
Forward Transactions Hedge Accounting [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	345	360
Forward Transactions Hedge Accounting [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	345	360
Forward Transactions Hedge Accounting [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	905	1,031
Forward contracts [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	146
Forward contracts [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	11
Forward contracts [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	735	746
Forward contracts [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	14	111
Forward contracts [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ 136	$ 17